FEDERATED MUNICIPAL SECURITIES INCOME TRUST

Federated Hermes Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 20, 2020

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:   FEDERATED MUNICIPAL SECURITIES INCOME TRUST (the “Trust”)

Federated Michigan Intermediate Municipal Trust

Class A Shares

Federated Ohio Municipal Income Fund

Class A Shares

Class F Shares

Federated Pennsylvania Municipal Income Fund

Class A Shares

Class T Shares

1933 Act File No. 33-36729

1940 Act File No. 811-6165

Dear Sir or Madam:

Post-Effective Amendment No. 79 under the Securities Act of 1933 and Amendment No. 78 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Trust's currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective April 28, 2020 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made solely to add Institutional Shares to the Fund.

Pursuant to Investment Company Act Release No. 13,768, the Fund respectfully requests selective review by the Staff of the Securities and Exchange Commission (“Staff”) of those sections in Parts A and Part B of its Registration Statement which are not substantially similar to disclosure contained in Parts A and B in the Registration Statement of Federated Hermes SDG Engagement High Yield Credit Fund (“FHYCCF”), a portfolio of Federated Adviser Series, 1933 Act File No. 333-218374 and 1940 Act File No. 811-23259. FHYCCF filed a Rule 485(a) filing on June 28, 2019 (Accession No. 0001623632-19-000850.) Staff comments were received on August 20, 2019 and responded to in Correspondence filings submitted on September 9, 2019 and September 18, 2019.

The following is a list of sections and sub-sections of the Funds’ Registration Statement which are substantially similar to FHYCCF.

FHYCCF Prospectus Section	FHYCCF Substantially Similar Disclosure

Risk/Return Summary: Purchase and Sale of Fund Shares	• Purchase and Sale of Fund Shares with respect to Institutional Shares
What do Shares Cost?	• Commissions on Certain Shares
How is the Fund Sold?	• Institutional Shares Eligible Investors Requirements
Payment To Financial Interme diaries	• Recordkeeping Fees • Networking Fees • Additional Payments to Financial Intermediaries
How to Purchase Shares

•         Introductory Paragraph

•         Institutional Shares Eligible Investors and Investment Minimum disclosure

•         Through a Financial Intermediary and subsequent sections up to and including By Automated Clearing House (ACH)

How to Redeem and Exchange Shares	• All sections and sub-sections except Redemptions from Retirement Accounts
Security and Privacy Protection	• Entire section
Account and Share Information	• All sections and sub-sections up to and including Accounts with Low Balances • Portfolio Holdings Information

FHYCCF Statement of Additional Information Section	FHYCCF Substantially Similar Disclosure

Securities in Which the Fund Invests	• Inter-Fund Borrowing and Third-Party Lending Arrangements
What do Shares Cost?	• All sections and sub-sections
How is the Fund Sold?	• All sections and sub-sections except Underwriting Commissions
Purchases In-Kind	• Entire section
Redemption In-Kind	• Entire section
Who Manages and Provides Services to the Fund?	• Entire section up to and including Board’s Role in Risk Oversight • Portfolio Holdings Information • Administrator

The Registrant confirms that it will review and consider applicable SEC comments received from the Staff on Rule 485(a) filings submitted by other Federated Hermes Funds at the Funds’ next scheduled annual updates.

If you have any questions on the enclosed material, please contact me at (724) 720-8828.

Very truly yours,

/s/ Terri L. Kerr

Terri L. Kerr

Senior Paralegal

Enclosures